Debt	12 Months Ended
Dec. 31, 2011
Debt

Note 10 - Debt

As of December 31, 2010, the Company had four credit facilities pursuant to which the Company issued a portion of the notes payable and short-term loans below. The Company had a) a facility with the Bank of Communications in the amount of $16.4 million (RMB 108.3 million) with the expiration date on August 6, 2011, b) a facility with the Agricultural Bank of China in the amount of $10.3 million (RMB 68 million) with the expiration date on September 1, 2011, c) a facility with Industrial and Commercial Bank of China in the amount of $15.2 million (RMB 100 million) with the expiration date on December 31, 2011, and d) a facility with Industrial Bank Co. Ltd. in the amount of $8.3 million (RMB 55 million) with the expiration date on November 7, 2011.  Each facility had a pledge agreement and was personally guaranteed by a Board member and/or the Company’s CEO. The personal guarantees were either expired or were replaced with the names of non-SGOCO individuals as of the date of this report.

Following the Sale of Honesty Group, the credit agreements and related outstanding debt remained with Honesty Group and its subsidiaries; SGOCO had no debt outstanding as of December 31, 2011.

Notes payable

Notes payable are lines of credit extended by the banks. When purchasing raw materials, the Company often issues a short term note payable to the vendor funded with draws on the lines of credit. This short term notes payable is guaranteed by the bank for its complete face value through a letter of credit and usually matures within three to six months of issuance. The banks require the Company to deposit a certain amount of cash at the bank as a guarantee deposit which is classified on the balance sheet as restricted cash. In addition, the banks charge processing fees based on the face value of the note.

As of December 31, 2011 and 2010, $0 and $6,537,086 of restricted cash was collateral for the $0 and $26,346,505 notes payable. With the Sale of Honesty Group, the notes payable remained with Honesty and its subsidiaries; SGOCO had no notes payable as of December 31, 2011.

	2011	2010
Letters of credit from Agricultural Bank of China with interest rates ranging from 0.25% to 0.59%	$-	$3,511,379
Letters of credit from Bank of Communications with an interest rate of 3%	-	3,093,994
Letters of credit from Industrial and Commercial Bank of China with interest rates ranging 1.79% to 2.05%	-	4,560,906
Notes payable from Bank of Communications and Industrial Bank Co., Ltd., non-interest bearing	-	15,180,226
Total	$-	$26,346,505

Bank overdraft

As of December 31, 2011 and 2010, bank overdrafts amounted to $0 and $1,492,226, respectively.

Short term loans

As of December 31, 2011 and 2010, the Company had the following major short-term loans from banks at:

	2011	2010
Three loans with Industrial Bank Co., LTD, due December 2011 with an interest rate of 5.56%, guaranteed by the Company’s Board members and secured by the Company’s land use right	$-	$5,157,800
One loan with Agricultural Bank of China, due January 2011 with an interest rate of 5.58%, guaranteed by the Company’s Board members and secured by the Company’s land use right	-	3,034,000
Four loans with Bank of Communications, due August 2011 with an interest rate of 5.84%, guaranteed by the Company’s Board members and secured by the Company’s land use right	-	5,309,500
Four loans with Industrial and Commercial Bank of China, due from January 2011 to June 2011 with interest rates of 4.86% and 5.1%, which are guaranteed by the Company’s Board members and secured by one accounts receivable balance*	-	4,672,360
Total – bank loans	$-	$18,173,660

* Cash collected is designated for the purpose of paying down the principal amounts owed to the financial institutions and is included in restricted cash.

The Company had one loan from an unrelated company. The loan bears no interest, is due on demand, and is unsecured. The balance amounted to $0 and $128,793 as of December 31, 2011 and 2010, respectively.

See Note 18 for disclosure related to shareholder loan.

Total interest incurred amounted to $2,082,360, $1,275,184 and $1,017,545 for the years ended December 31, 2011, 2010 and 2009, respectively. For the years ended December 31, 2011, 2010 and 2009, interest expenses of $8,326, $254,118 and $175,932, respectively, were capitalized into construction in progress.

With the Sale of Honesty Group, short-term loans remained with Honesty and its subsidiaries; SGOCO had no short-term loans outstanding as of December 31, 2011.

Other payables

Other payables as of December 31, 2011 and 2010 consisted of the following:

	2011	2010
Accrued professional fees	$67,688	$299,727
Accrued transportation expenses	34,324	124,682
Payables for construction and equipment	-	473,579
Advance to staff	-	151,700
Others	150,939	706,193
Other taxes payable	90,932	(76,340)
Other payables	$343,883	$1,679,541